UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-7115

                      (Investment Company Act File Number)


                      Federated Total Return Series, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  9/30/07


               Date of Reporting Period:  Quarter ended 12/31/06







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED MORTGAGE FUND
PORTFOLIO OF INVESTMENTS
December 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   MORTGAGE-BACKED SECURITIES--93.0%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--60.4%
  $ 18,339,036   1 4.500%, 6/1/2019 - 1/1/2037                                                                        $   17,583,217
    86,281,392 1,2 5.000%, 2/1/2019 - 1/1/2037                                                                            83,532,499
    80,121,078   1 5.500%, 4/1/2021 - 1/1/2037                                                                            79,393,736
    25,404,102   1 6.000%, 1/1/2036 - 1/1/2037                                                                            25,589,439
     7,850,000   1 6.500%, 1/1/2037                                                                                        7,993,844
       897,554     7.500%, 1/1/2027 - 2/1/2031                                                                               932,133
        82,134     8.000%, 3/1/2031                                                                                           85,605
                       TOTAL                                                                                             215,110,473
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--32.4%
     7,089,968     4.500%, 12/1/2019 - 9/1/2035                                                                            6,695,191
     7,135,935     5.000%, 7/1/2019 - 10/1/2035                                                                            6,926,271
    40,899,361     5.500%, 12/1/2033 - 1/1/2036                                                                           40,464,735
    45,660,706   1 6.000%, 11/1/2034 - 1/1/2037                                                                           45,977,246
    13,537,319   1 6.500%, 2/1/2014 - 1/1/2037                                                                            13,807,029
     1,157,215     7.000%, 6/1/2016 - 2/1/2030                                                                             1,186,640
        34,022     7.500%, 4/1/2015                                                                                           35,513
        35,906     8.000%, 12/1/2026                                                                                          38,052
                       TOTAL                                                                                             115,130,677
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.2%
       211,774     7.000%, 9/15/2028 - 11/15/2031                                                                            219,818
       378,436     8.000%, 10/15/2030 - 11/15/2030                                                                           396,382
                       TOTAL                                                                                                 616,200
                       TOTAL MORTGAGE-BACKED SECURITIES                                                                  330,857,350
                       (IDENTIFIED COST $326,987,780)
                   COLLATERALIZED MORTGAGE OBLIGATIONS--20.6%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--6.6%
     2,890,656     4.500%, 8/15/2011, REMIC 2706 IO                                                                           56,953
     4,333,189     5.660%, 6/15/2036, REMIC 3175 FE                                                                        4,345,279
     5,791,903     5.680%, 5/15/2036, REMIC 3160 FD                                                                        5,814,930
     5,834,736     5.700%, 4/15/2036, REMIC 3144 FB                                                                        5,855,773
     2,892,493     5.750%, 5/15/2035, REMIC 2981 FA                                                                        2,896,070
     1,654,044     5.750%, 8/15/2036, REMIC 3206 FE                                                                        1,661,965
     2,733,155     7.500%, 4/15/2033, REMIC 3076 NM                                                                        2,845,830
                       TOTAL                                                                                              23,476,800
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--9.0%
       338,975     0.000%, 10/1/2035, REMIC 361 1                                                                            276,586
     1,063,654     5.600%, 10/25/2031, REMIC 2005-63 FC                                                                    1,064,408
     4,254,249     5.650%, 7/25/2036, REMIC 2006-58 FP                                                                     4,271,532
     5,868,372     5.690%, 11/25/2036, REMIC 2006-104 FY                                                                   5,878,728
     6,167,175     5.700%, 9/25/2036, REMIC 2006-81 FB                                                                     6,207,166
     4,958,141     5.710%, 12/25/2036, REMIC 2006-115 EF                                                                   4,980,829
     5,804,765     5.730%, 9/25/2036, REMIC 2006-85 PF                                                                     5,835,066
     2,009,721     5.730%, 10/25/2036, REMIC 2006-93 FM                                                                    2,009,227
     1,344,584     5.750%, 6/25/2036, REMIC 2006-43 FL                                                                     1,354,024
       185,076     6.500%, 4/1/2032, REMIC 321 2                                                                              43,062
                       TOTAL                                                                                              31,920,628
                   NON-AGENCY MORTGAGE--5.0%
     2,976,326     CS First Boston Mortgage Securities Corp, 2005-7, Class 4A3, 5.000%, 8/25/2020                          2,906,337
     2,200,971     First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020                    2,149,125
     1,983,485     First Horizon Asset Securities, Inc. 2006-1, Class 2A1, 5.250%, 5/25/2021                               1,952,723
     2,921,919     First Horizon Mortgage Pass-Through Trust 2004-AR6, Class 4A1, 5.577%, 11/25/2034                       2,902,420
     2,733,797     Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 5.550%, 8/7/2011                                     2,734,753
           888   3 Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018                                       621
       101,451   3 Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024                                    79,892
       381,188   3 Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027                                    12,983
     2,358,639     Washington Mutual 2006-AR1, Class 2A1B, 5.897%, 1/25/2046                                               2,363,038
     2,865,168     Washington Mutual 2006-AR15, Class 1A, 5.667%, 11/25/2046                                               2,865,140
                       TOTAL                                                                                              17,967,032
                       TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                          73,364,460
                       (IDENTIFIED COST $73,496,631)
                   ASSET-BACKED SECURITIES--0.0%
                   HOME EQUITY LOAN--0.0%
        39,683     Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.950%,                                          39,175
                   3/25/2015  (IDENTIFIED COST $39,622)
                   REPURCHASE AGREEMENTS--8.4%
     6,000,000   4 Interest in $23,000,000 joint repurchase agreement 5.270%, dated 12/18/2006 under which Banc of         6,000,000
                   America Securities LLC will repurchase a U.S. Government Agency security with a maturity of
                   3/1/2035 for $23,101,008 on 1/17/2007.  The market value of the underlying security at the end of the period was $23,511,515 (segregated pending settlement of dollar roll transactions).
    11,525,000   4 Interest in $186,329,000 joint repurchase agreement 5.270%, dated 12/12/2006 under which Credit        11,525,000
                   Suisse First Boston LLC will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 8/16/2043 for $187,147,295 on 1/11/2007.  The market value of the underlying securities at the end of the period was $192,587,121 (segregated pending settlement of dollar roll transactions).
    12,405,000     Interest in $1,500,000,000 joint repurchase agreement 5.350%, dated 12/29/2006 under which             12,405,000
                   Goldman Sachs & Co. will repurchase U.S. Government Agency securities with various maturities to 11/25/2036 for $1,500,891,667 on 1/2/2007.  The market value of the underlying securities at the end of the period was $1,533,551,251 (segregated pending settlement of dollar roll transactions).
                       TOTAL REPURCHASE AGREEMENTS  (AT COST)                                                             29,930,000
                       TOTAL INVESTMENTS - 122.0%                                                                        434,190,985
                       (IDENTIFIED COST $430,454,033 )5
                       OTHER ASSETS AND LIABILITIES - NET - (22.0)%                                                     (78,431,457)
                       TOTAL NET ASSETS - 100%                                                                        $  355,759,528

1    All  or  a  portion  of  these   securities  are  subject  to  dollar  roll
     transactions.

2 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contract.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2006, these restricted securities amounted to $93,496 which represented 0.0% of total net assets.

     Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at December 31, 2006, is as follows:

    SECURITY                                         ACQUISITION     ACQUISITION
                                                       DATE            COST
    Lehman Structured Securities Corp. 2001-GE3,
        Class A, 0.000%, 5/28/2018                   10/1/2006              $730
    Lehman Structured Securities Corp. 2002-GE1,
        Class A, 0.000%, 7/26/2024                   10/1/2006           $76,172
    Salomon Brothers Mortgage Sec. VII 1999-4,
        Class IO, 2.547%, 12/25/2027                10/30/2006           $12,022

4 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

5 At December 31, 2006, the cost of investments for federal tax purposes was $430,454,033. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $3,736,952. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,201,446 and net unrealized depreciation from investments for those securities having an excess of cost over value of $464,494.


At December 31, 2006, the Fund had the following outstanding futures contracts:


CONTRACTS              NUMBER OF    NOTIONAL    EXPIRATION       UNREALIZED
                       CONTRACTS    VALUE       DATE           DEPRECIATION

6U.S. Treasury Notes   10          $2,040,313   March 2007      $ (6,917)
2-Year Futures



6    Non-income producing security.


Note: The categories of investments are shown as a percentage of total net assets at December 31, 2006.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle} for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle} for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


The following acronym is used throughout this portfolio:

 REMIC --Real Estate Mortgage Investment Conduit








FEDERATED ULTRASHORT BOND FUND
PORTFOLIO OF INVESTMENTS
December 31, 2006 (unaudited)

  PRINCIPAL            VALUE
  AMOUNT OR SHARES

                   ADJUSTABLE RATE MORTGAGES--5.4%
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--5.4%
  $  8,745,298     FNMA ARM 544848, 5.990%, 4/1/2030                                                                   $   8,811,884
     5,923,338     FNMA ARM 544872, 6.195%, 7/1/2034                                                                       6,001,135
     2,108,218     FNMA ARM 556379, 6.227%, 5/1/2040                                                                       2,131,383
     6,943,644     FNMA ARM 618128, 5.320%, 8/1/2033                                                                       6,951,032
       240,408     FNMA ARM 638822, 7.150%, 6/1/2032                                                                         245,218
                      TOTAL ADJUSTABLE RATE MORTGAGES                                                                     24,140,652
                       (IDENTIFIED COST $24,298,763)
                   ASSET-BACKED SECURITIES--32.2%
                   AUTO RECEIVABLES--14.2%
     4,634,603     Americredit Automobile Receivables Trust 2005-CF, Class A3, 4.47%, 5/6/2010                             4,608,271
        29,107     BMW Vehicle Owner Trust 2004-A, Class A3, 2.67%, 3/25/2008                                                 29,080
     3,500,000     BMW Vehicle Owner Trust 2005-A, Class B, 4.43%, 4/25/2011                                               3,460,129
     5,000,000     BMW Vehicle Owner Trust 2006-A, Class A2, 5.30%, 5/26/2009                                              5,004,066
       157,585     Capital Auto Receivables Asset Trust 2004-1, Class A3, 2.00%, 11/15/2007                                  157,472
       444,357     Capital One Auto Finance Trust 2004-B, Class A3, 2.96%, 7/15/2008                                         444,251
     3,000,000     Capital One Prime Auto Receivables Trust 2006-2, Class A2, 5.17%, 5/15/2009                             2,999,707
       435,710     Harley-Davidson Motorcycle Trust 2003-1, Class A2, 2.63%, 11/15/2010                                      428,618
       661,771     Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011                                       644,881
     1,969,279     Harley-Davidson Motorcycle Trust 2004-3, Class B, 2.86%, 5/15/2012                                      1,920,519
     2,000,000     Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012                                     2,003,876
     1,621,584     Household Automotive Trust 2004-1, Class A3, 3.30%, 5/18/2009                                           1,617,089
     4,790,583     Household Automotive Trust 2005-1, Class A3, 4.15%, 2/17/2010                                           4,764,888
     1,500,000     Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012                                        1,479,552
     2,750,000     Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013                                        2,759,859
     4,000,000 1,2 JPMorgan Auto Receivables Trust 2006-A, Class A2, 5.35%, 6/15/2009                                      4,004,296
     2,600,342     Long Beach Auto Receivables Trust 2004-C, Class A3, 3.402%, 9/15/2009                                   2,594,877
     1,817,065     Morgan Stanley Auto Loan Trust 2004-HB2, Class A3, 2.94%, 3/16/2009                                     1,801,473
       605,220     Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012                                   589,836
     1,000,000     Nissan Auto Lease Trust 2005-A, Class A3, 4.70%, 10/15/2008                                               997,189
     3,500,000     Nissan Auto Receivables Owner Trust 2003-C, Class A5, 3.21%, 3/16/2009                                  3,465,034
     4,865,323     Onyx Acceptance Auto Owner Trust 2005-B, Class A3, 4.18%, 3/15/2010                                     4,831,086
     5,325,868     WFS Financial Owner Trust 2003-2, Class A4, 2.41%, 12/20/2010                                           5,297,579
     4,506,540     WFS Financial Owner Trust 2005-2, Class A3, 4.17%, 12/17/2007                                           4,488,347
     3,500,000 1,2 Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012                                        3,504,078
                      TOTAL                                                                                               63,896,053
                   CREDIT CARD--7.0%
     3,000,000     American Express Credit Account Master Trust 2004-5, Class A, 5.44%, 4/15/2012                          3,015,552
     5,000,000     Bank One Issuance Trust 2004-A2, Class A2, 5.38%, 10/15/2009                                            5,003,488
     4,000,000     Citibank Credit Card Issuance Trust 2002-C1, Class C1, 6.36%, 2/9/2009                                  4,004,381
     5,000,000     Citibank Credit Card Issuance Trust 2004-A7, Class A7, 5.46%, 11/25/2013                                5,019,257
     5,000,000     Citibank Credit Card Issuance Trust 2004-B2, Class B2, 5.67%, 10/7/2013                                 5,027,127
     2,500,000     MBNA Master Credit Card Trust 2000-D, Class B, 5.78%, 9/15/2009                                         2,503,650
     6,000,000     National City Credit Card Master Trust 2005-1, Class A, 5.40%, 8/16/2010                                6,029,302
     1,000,000     National City Credit Card Master Trust 2005-1, Class B, 5.54%, 8/15/2012                                1,003,946
                      TOTAL                                                                                               31,606,703
                   EQUIPMENT LEASE--3.4%
     2,101,667     CIT Equipment Collateral 2004-EF1, Class A3, 3.50%, 9/20/2008                                           2,079,627
     4,500,000     CNH Equipment Trust 2004-A, Class A4B, 3.48%, 9/15/2011                                                 4,406,990
     2,345,685     CNH Equipment Trust 2005-A, Class A3, 4.02%, 4/15/2009                                                  2,331,567
     1,474,374 1,2 Great America Leasing Receivables 2004-1, Class B, 3.47%, 3/20/2010                                     1,450,401
       921,484 1,2 Great America Leasing Receivables 2004-1, Class C, 3.71%, 7/20/2011                                       907,514
     4,000,000 1,2 Great America Leasing Receivables 2006-1, Class A3, 5.34%, 1/15/2010                                    4,022,500
                      TOTAL                                                                                               15,198,599
                   HOME EQUITY LOAN--4.3%
     1,600,534     Ameriquest Mortgage Securities, Inc. 2004-IA1, Class A3, 6.00%, 9/25/2034                               1,601,534
     2,500,000     Asset Backed Funding Certificate 2005-OPT1, Class A2C, 5.71%, 9/25/2035                                 2,521,285
     2,086,961     Centex Home Equity 2004-C, Class AF3, 4.02%, 4/25/2028                                                  2,075,269
       534,312     Countrywide Asset Backed Certificates 2004-4, Class A, 5.72%, 8/25/2034                                   534,615
     1,783,951     Fifth Third Home Equity Loan Trust 2003-1, Class A, 5.60%, 9/20/2023                                    1,789,420
     4,047,855 1,2 GSAA Home Equity Trust 2006-8N, Class N1, 6.00%, 10/26/2036                                             4,017,496
       192,894 1,2 Hasco NIM Trust 2006-OP2A, Class A, 5.856%, 1/26/2036                                                     192,505
       305,341 1,2 Long Beach Asset Holdings Corp. 2004-1, Class N1, 5.55%, 2/25/2009                                        305,613
       396,829     Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015                                391,751
       109,415   1 NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029                                                         21,883
     1,001,125     Novastar Home Equity Loan 2004-4 A1B, Class A1B, 5.75%, 3/25/2035                                       1,007,508
       547,644     Option One Mortgage Loan Trust 2005-1, Class A1B, 5.68%, 2/25/2035                                        549,986
     2,720,143 1,2 Quest Trust 2004 - X1, Class A, 5.68%, 3/25/2034                                                        2,722,265
       286,609     Residential Asset Securitization Trust 2003-KS6, Class A2, 5.65%, 8/25/2033                               286,654
     1,375,070     Saxon Asset Securities Trust 2005-1, Class A1, 5.58%, 5/25/2035                                         1,378,737
                      TOTAL                                                                                               19,396,521
                   MANUFACTURED HOUSING--1.4%
     1,219,849     Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027                                           1,242,151
     4,730,705     Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027                                           4,862,483
       116,074     Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028                                  111,753
       332,321     Vanderbilt Mortgage Finance 1999-A, Class 2B2, 7.95%, 6/7/2016                                            335,605
                      TOTAL                                                                                                6,551,992
                   OTHER-1.0%
     1,630,000 1,2 KLIO Funding Ltd. 2004-1A, Class A1, 5.918%, 4/23/2039                                                  1,637,082
     3,000,000     Mellon Bank Premium Finance Loan Master Trust 2004-1, Class C, 6.13%, 6/15/2009                         3,001,755
                      TOTAL                                                                                                4,638,837
                   RATE REDUCTION BOND--0.9%
     4,121,010     Atlantic City Electric Transition Funding 2002-1, Class A1, 2.89%, 7/20/2010                            4,049,947
                      TOTAL ASSET-BACKED SECURITIES                                                                      145,338,652
                       (IDENTIFIED COST $145,591,015)
                   CORPORATE BONDS--22.7%
                   BASIC INDUSTRIES - CHEMICALS--0.9%
     4,300,000     Praxair, Inc., 2.75%, 6/15/2008                                                                         4,151,197
                   CAPITAL GOODS - AEROSPACE & DEFENSE--0.4%
     2,000,000     General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010                                                      1,958,665
                   CAPITAL GOODS - BUILDING MATERIALS--0.4%
     2,000,000     CRH America, Inc., 5.625%, 9/30/2011                                                                    2,014,771
                   CAPITAL GOODS - DIVERSIFIED MANUFACTURING--0.7%
     3,000,000 1,2 Tyco International Group SA , Note, 4.436%, 6/15/2007                                                   2,988,731
                   COMMUNICATIONS - MEDIA & CABLE--1.1%
     2,000,000     Comcast Corp., Company Guarantee, 5.85%, 1/15/2010                                                      2,028,588
     3,000,000     Cox Communications, Inc., Note, 5.91%, 12/14/2007                                                       3,013,344
                      TOTAL                                                                                                5,041,932
                   COMMUNICATIONS - MEDIA NONCABLE--1.0%
     4,750,000     Reed Elsevier, Inc., Floating Rate Note, 5.69%, 6/15/2010                                               4,753,636
                   COMMUNICATIONS - TELECOM WIRELINES-0.9%
     2,000,000     BellSouth Corp., 5.498%, 11/15/2007                                                                     2,002,300
     2,290,000     Telecom Italia Capital, Note, 5.851%, 2/1/2011                                                          2,281,360
                      TOTAL                                                                                                4,283,660
                   CONSUMER CYCLICAL - AUTOMOTIVE--1.7%
     3,600,000 1,2 American Honda Finance Corp., 3.85%, 11/6/2008                                                          3,515,529
     4,070,000     DaimlerChrysler North America Holding Corp., Floating Rate Note, 5.60%, 3/7/2007                        4,070,796
                      TOTAL                                                                                                7,586,325
                   CONSUMER CYCLICAL - ENTERTAINMENT--0.3%
     1,500,000     Walt Disney Co., Note, 5.70%, 7/15/2011                                                                 1,527,338
                   CONSUMER CYCLICAL - RETAILERS--0.5%
     2,100,000     Target Corp., 3.375%, 3/1/2008                                                                          2,056,549
                   CONSUMER NON-CYCLICAL FOOD/BEVERAGE--0.8%
     3,500,000     General Mills, Inc., 3.875%, 11/30/2007                                                                 3,451,873
                   CONSUMER NON-CYCLICAL PRODUCTS--1.1%
     2,500,000     Gillette Co., 2.875%, 3/15/2008                                                                         2,437,869
     2,500,000     Procter & Gamble Co., 3.50%, 12/15/2008                                                                 2,422,521
                      TOTAL                                                                                                4,860,390
                   ENERGY - INDEPENDENT--1.1%
     2,500,000     Anadarko Petroleum Corp., Floating Rate Note, 5.76%, 9/15/2009                                          2,512,067
     2,736,000 1,2 Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009                                                     2,648,996
                      TOTAL                                                                                                5,161,063
                   ENERGY - INTEGRATED--0.6%
     2,500,000 1,2 Qatar Petroleum, 5.579%, 5/30/2011                                                                      2,515,114
                   FINANCIAL INSTITUTION - BANKING--3.0%
     1,700,000     Bank of America Corp., Unsecd. Note, 7.80%, 2/15/2010                                                   1,830,284
     2,500,000     J.P. Morgan & Co., Inc., Sub. Note, 6.25%, 1/15/2009                                                    2,551,497
     4,600,000     U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007                                                                4,597,623
     4,500,000     Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007                                                          4,492,228
                      TOTAL                                                                                               13,471,632
                   FINANCIAL INSTITUTION - BROKERAGE--1.1%
     5,000,000     Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007                                                  5,068,281
                   FINANCIAL INSTITUTION - FINANCE NONCAPTIVE--3.9%
     7,100,000     American Express Co., 3.75%, 11/20/2007                                                                 7,007,129
     2,000,000     Capital One Financial Corp., Sr. Note, (Series MTN), 5.70%, 9/15/2011                                   2,033,271
     2,000,000     General Electric Capital Corp., 4.00%, 6/15/2009                                                        1,950,301
     2,000,000     Residential Capital Corp., Sr. Unsecd. Note, 6.375%, 6/30/2010                                          2,028,186
     5,000,000     SLM Corp., Floating Rate Note, 4.06%, 12/15/2014                                                        4,515,655
                      TOTAL                                                                                               17,534,542
                   FINANCIAL INSTITUTION -- REITS----0.7%
     3,100,000     Archstone-Smith Trust, 3.00%, 6/15/2008                                                                 3,000,461
                   TECHNOLOGY--1.0%
     1,000,000     Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008                                                         1,014,554
     2,000,000     Hewlett-Packard Co., Note, 6.50%, 7/1/2012                                                              2,121,584
     1,500,000     Oracle Corp., Floating Rate Note, 5.603%, 1/13/2009                                                     1,500,946
                      TOTAL                                                                                                4,637,084
                   TRANSPORTATION - SERVICES--0.8%
     2,000,000     FedEx Corp., Note, 2.65%, 4/1/2007                                                                      1,986,208
     1,500,000     FedEx Corp., Note, 5.50%, 8/15/2009                                                                     1,509,162
                      TOTAL                                                                                                3,495,370
                   UTILITY - ELECTRIC--0.7%
     3,000,000     Dominion Resources, Inc., 5.125%, 12/15/2009                                                            2,986,827
                      TOTAL CORPORATE BONDS (IDENTIFIED COST $104,050,412)                                               102,545,441
                   MORTGAGE-BACKED SECURITIES--0.9%
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.9%
     1,723,772     Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014                                     1,727,566
     2,151,059     Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033                                    2,197,114
                      TOTAL MORTGAGE-BACKED SECURITIES                                                                     3,924,680
                       (IDENTIFIED COST $4,003,771)
                   COLLATERALIZED MORTGAGE OBLIGATIONS-14.2%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--0.3%
     1,043,535     Federal Home Loan Mortgage Corp. REMIC 2141 NI, 6.00%, 11/15/2027                                          33,852
     1,042,853     Federal Home Loan Mortgage Corp. REMIC 2571 FB, 5.70%, 2/15/2018                                        1,049,322
                      TOTAL                                                                                                1,083,174
                   NON-AGENCY MORTGAGE-13.9%
       224,290     Bank of America Mortgage Securities 2003-A, Class 1A1, 6.487%, 2/25/2033                                  224,732
       753,631   1 C-BASS ABS LLC (Series 1999-3), Class B1, 6.576%, 1/28/2029                                               680,627
     3,000,000     Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036                                                    2,997,141
     1,000,891     Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 5.90%, 4/1/2014                                 1,004,248
     2,081,306     Countrywide Home Loans 2003-15, Class 1A1, 5.85%, 6/25/2018                                             2,088,432
     1,818,597     Countrywide Home Loans 2006-OA5, Class 2A3, 5.72%, 3/25/2036                                            1,820,911
     2,658,097     Crusade Global Trust 2005-1, Class A1, 5.420%, 6/17/2037                                                2,656,874
     4,000,000 1,2 Harwood Street Funding I LLC 2004-1, Class CTFS, 7.35%, 9/20/2009                                       4,004,931
     1,851,138     Impac CMB Trust 2004-7, Class 1A2, 5.81%, 11/25/2034                                                    1,853,028
     2,466,353     Impac CMB Trust 2004-9, Class 1A2, 5.79%, 2/25/2035                                                     2,469,084
     4,088,130     Master Asset Securitization Trust 2003-8, Class 3A2, 5.75%, 9/25/2033                                   4,088,130
     2,200,000     Permanent Financing (No. 5) PLC, Class 2C, 6.00%, 6/10/2042                                             2,205,095
     2,300,000     Permanent Master Issuer PLC 2006-1, Class 1C, 5.572%, 7/17/2042                                         2,300,000
         1,149   1 Resecuritization Mortgage Trust 1998-A, Class B3, 7.902%, 10/26/2023                                          908
       449,310     WMALT Mortgage Pass-Through Certificates 2005-AR1, Class B2, 6.55%, 12/25/2035                            454,951
     4,889,488     Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018                                                   4,775,923
     5,000,000     Washington Mutual 2003-AR5, Class A6, 3.695%, 6/25/2033                                                 4,905,659
     4,324,172     Washington Mutual 2006-AR1, Class 2A1B, 5.897%, 1/25/2046                                               4,332,236
     3,820,225     Washington Mutual 2006-AR15, Class 1A, 5.667%, 11/25/2046                                               3,820,186
     1,928,873     Washington Mutual 2006-AR17, Class 1A, 5.578%, 12/25/2046                                               1,930,898
     5,559,769     Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018                        5,437,334
     2,595,319     Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 5.382%, 7/25/2034                       2,586,165
     6,232,074     Wells Fargo Mortgage Backed Securities Trust 2004-K, Class 2A5, 4.732%, 7/25/2034                       6,174,878
                      TOTAL                                                                                               62,812,371
                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                           63,895,545
                       (IDENTIFIED COST $66,152,663)
                   U.S. TREASURY --0.1%
       500,000   3 United States Treasury Bill, 2/1/2007 (IDENTIFIED COST $497,870)                                          498,046
                   MUTUAL FUNDS--4.7%4
     1,971,562     Federated Mortgage Core Portfolio                                                                      19,479,036
       264,040     High Yield Bond Portfolio                                                                               1,816,595
                      TOTAL MUTUAL FUNDS                                                                                  21,295,631
                       (IDENTIFIED COST $21,582,860)
                   REPURCHASE AGREEMENT--19.6%
    88,391,000     Interest in $1,500,000,000 joint repurchase agreement 5.35%, dated 12/29/2006 under which              88,391,000
                   Goldman Sachs and Co. will repurchase U.S. Government Agency securities with various maturities to 11/25/2036 for $1,520,891,667 on 1/2/2007.  The market value of the underlying securities at the end of the period was $1,533,551,251. (AT COST)
                      TOTAL INVESTMENTS---99.8%                                                                          450,029,647
                      (IDENTIFIED COST $454,568,354)5
                      OTHER ASSETS AND LIABILITIES-NET-0.2%                                                                  788,332
                      TOTAL NET ASSETS-100%                                                                            $ 450,817,979

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2006, these restricted securities amounted to $39,140,469, which represented 8.7% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At
     December 31, 2006, these liquid restricted securities amounted to $38,437,051, which represented 8.5% of total net assets.

3 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of it outstanding short futures contracts.

4    Affiliated companies.

5 At December 31, 2006, the cost of investments for federal tax purposes was $454,568,354. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation from futures contracts was $4,538,707. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $875,968 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,414,675.

Note:        The categories of investments are shown as a percentage of total net assets at December 31, 2006.

At December 31, 2006, the Fund had the following outstanding futures contracts:


CONTRACTS                     NUMBER OF  NOTIONAL     EXPIRATION      UNREALIZED
                              CONTRACTS  VALUE        DATE          APPRECIATION

6U.S. Treasury Notes 2-Year   (100)      $20,403,125  March 2007         $76,906
Futures (Short)


   6 Non-income producing.


Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value
(NAV), the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.



RESTRICTED SECURITIES

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at December 31, 2006 is as follows:

SECURITY                                   ACQUISITION DATE     ACQUISITION COST
C-BASS ABS LLC Series 1999-3,
     Class B1, 6.576%, 1/28/2029               7/9/1999               $604,095
NC Finance Trust 1999-1,
     Class B, 8.75%, 1/25/2029                2/23/1999               $108,887
Resecuritization Mortgage Trust 1998-A,
     Class B3, 8.44999%, 10/26/2023           2/12/1999                $53,499


The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgages
 FNMA  --Federal National Mortgage Association
 MTN   --Medium Term Note
 NIM   --Net Interest Margin
 OPT   --Option
 REITs --Real Estate Investment Trusts
 REMIC --Real Estate Mortgage Investment Conduit





ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS




SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED TOTAL RETURN SERIES, INC.

BY          /S/ RICHARD A. NOVAK

            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        FEBRUARY 14, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE

            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        FEBRUARY 9, 2007

BY          /S/ RICHARD A. NOVAK

            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        FEBRUARY 14, 2007





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